FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number               811-21170

Exact Name of registrant as                      Index Plus Fund, Inc.
      Specified in charter

Address of principal executive office            8150 N. Central Expwy
								 Suite #101
                                                 Dallas, Texas 75206

Name and address of agent for service            Laura S. Adams
                                                 8150 N. Central Expwy
								 Suite #101
                                                 Dallas, Texas 75206


Registrants telephone number, inc. area code     214-360-7418

Date of fiscal year end:                         12/31/05

Date of reporting period:                        03/31/05































Item 1.  Schedule of Investments

INDEX PLUS FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 82.52%

Capital Goods - 3.24%
   Tyco	                               1100       $  37,180
                                                        -------
                                                         38,755
Consumer Discretionary - 10.93%
   Time Warner                             2317          40,663
   Home Depot                              1154          44,129
   UPS                                      558          40,589
                                                        -------
                                                        125,381

Consumer Staples - 9.64%
   Coca Cola                                767          31,961
   Altria                                   726          47,473
   Pepsi                                    587          31,129
                                                        -------
                                                        110,563

Energy - 4.55%
   Chevron/Texaco                           894          52,129
                                                        -------
                                                         52,129

Financial - 16.38%
   American Express                         789          40,531
   Fannie Mae                               585          31,853
   J.P.Morgan                              1000		   34,600
   Wells Fargo                              701          41,920
   Wachovia                                 765          38,946
                                                        -------
                                                        187,850

Healthcare/Pharmaceutical - 10.38%
   Amgen                                    710          41,329
   Abbott                                   963          44,895
   Merck                                   1015          32,856
                                                        -------
                                                        119,080


- Continued -

INDEX PLUS FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2005


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------

Technology/Telecommunications - 27.40%
   Comcast                                 1387      $   46,853
   Dell                                    1155          44,375
   Cisco                                   2100          37,569
   Ebay                                    1000		   37,260
   Oracle                                  2500		   31,200
   Qualcomm                                1100		   40,293
   SBC-Southwestern Bell                   1574          37,288
   Verizon                                 1110          39,405
                                                        -------
                                                        314,243

                                                       --------

   Total common stocks (cost $901,475)               $  946,426



OPTIONS ON COMMON STOCKS - 11.28%

DESCRIPTION                              Contracts	 MARKET VALUE
-----------                              ---------     ------------
   Yahoo 47.50             Puts exp. 1/06  (a)  8        10,880
   Motorola 30             Puts exp. 1/06  (a) 15        19,500
   Bell South 37.50        Puts exp. 1/06  (a) 11        12,430
   United Technologies 120 Puts exp. 1/06  (a)  3         5,550
   Goldman Sachs 120       Puts exp. 1/06  (a)  4         5,120
   Target 55               Puts exp. 1/06  (a)  6         3,720
   Bristol Myers 40        Puts exp. 1/06  (a) 12        17,280
   Lowes 75                Puts exp. 1/06  (a)  5         8,900
   Freddie Mac 80          Puts exp. 1/06  (a)  4         6,680
   Dow Chemical 60         Puts exp. 1/07  (a)  6         6,960
   DuPont 60               Puts exp. 1/06  (a)  6         5,520
   Gillette 55             Puts exp. 1/06  (a)  7         3,570
   Boeing 70               Puts exp. 1/06  (a)  5         6,000
   Texas Instruments 40    Puts exp. 1/06  (a) 12        17,280
							---------

   Total options (cost $136,885)       			  129,390
							---------
(a)  non-income producing securities




- Continued -
INDEX PLUS FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2005


SHORT-TERM INVESTMENTS - 6.20%
   Cash Less Debits                     71,131           71,131
                                                       --------

   Total short-term investments   (cost $71,131)         71,131
                                                       --------

Total investment securities-100.00%(cost$1,109,491)  	1,146,947

                                                       --------

Net assets - 100.00%                                $ 1,146,947
                                                   ============



































THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions - Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2005 were $204,803 and $181,076 respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $37,456, of which $78,184 related to unrealized appreciation of securities and ($40,728) related to unrealized depreciation of securities. The cost of investments at March 31, 2005 for Federal Income tax purposes was $1,038,360, excluding short term investments.


Item 2.  Controls and Procedures


a) Laura S. Adams is the President and Treasurer of the Fund and has concluded that the Registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant's internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Index Plus Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/20/05






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Index Plus Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/20/05